Employee Benefits Expense	12 Months Ended
Dec. 31, 2025
Employee Benefits Expense [Abstract]
EMPLOYEE BENEFITS EXPENSE

NOTE 20: EMPLOYEE BENEFITS EXPENSE

Share-based and token-based compensation, and short-term employee benefits included in consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2025	2024	2023
Cost of service
Compensation and benefits	$-	$584	505
Share-based compensation	-	-	-
Token-based compensation	-	-	-
	$-	$584	505
Research and development
Compensation and benefits	$2,989	$2,146	2,053
Share-based compensation	53	191	400
Token-based compensation	169	60	166
	$3,211	$2,397	2,619

Sales and marketing
Compensation and benefits	$1,070	$1,769	1,637
Share-based compensation	(17)	98	443
Token-based compensation	38	30	268
	$1,091	$1,897	2,348

General and administrative
Compensation and benefits	$3,587	$2,617	3,036
Share-based compensation	292	922	1,882
Token-based compensation	430	372	464
	$4,309	$3,911	5,382

During the years ended December 31, 2025, and 2024, the Company incurred costs of $760 and $707, respectively, related to contributions to employee post-retirement benefit plans.